Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Shares [Member]	Common Shares To Be Issued [Member]	Retained Earnings (Deficit) [Member]	Other Comprehensive Income [Member]	Total
Balance, beginning at Mar. 31, 2015	$ 1,103,961		$ (3,323,419)		$ (2,219,458)
Balance, beginning (in shares) at Mar. 31, 2015	51,063,319
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain (loss) for the year			292,647		292,647
Issuance of Stock
Issuance of Stock (in shares)
Balance, beginning at Mar. 31, 2016	$ 1,103,961		(3,030,772)		(1,926,811)
Balance, beginning (in shares) at Mar. 31, 2016	51,063,319
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain (loss) for the year			(1,980,785)		(1,980,785)
Issuance of Stock	$ 16,080,000				16,080,000
Issuance of Stock (in shares)	5,600,000
Balance, beginning at Mar. 31, 2017	$ 17,183,961		(5,011,557)		12,172,404
Balance, beginning (in shares) at Mar. 31, 2017	56,663,319
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain (loss) for the year			(5,969,001)		(5,969,001)
Issuance of Stock	$ 360,000				360,000
Issuance of Stock (in shares)	360,000
Balance, beginning at Mar. 31, 2018	$ 17,543,961		(10,980,558)		6,563,403
Balance, beginning (in shares) at Mar. 31, 2018	57,023,319
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain (loss) for the year			(5,468,758)		(5,468,758)
Shares to be issued (in shares)		360,000
Balance, beginning at Mar. 31, 2019	$ 17,543,961		$ (16,449,316)		$ 1,454,645
Balance, beginning (in shares) at Mar. 31, 2019	57,023,319	360,000